UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01920

Stralem Fund
(Exact name of registrant as specified in charter)

645 Madison Ave, 13th Floor, New York NY 10022
(Address of principal executive offices)           (Zip code)

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:212-888-8123

Date of fiscal year end: October 31, 2005

Date of reporting period: October 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

STRALEM FUND

STRALEM BALANCED FUND
STRALEM EQUITY FUND

FINANCIAL STATEMENTS

OCTOBER 31, 2005

STRALEM FUND
 645 MADISON AVE, NEW YORK, NY 10022-1010
TELEPHONE: (212) 888-8123
FAX: (212) 888-8152

                                                 December 2005

Dear Shareholder,

As 2005 draws to a close, we would like to take this opportunity to report Stralem Fund’s results and share our current investment outlook.

Performance
As you know, Stralem Fund has two series. Stralem Equity Fund invests in U.S. large capitalization equities. Stralem Balanced Fund holds a combination of U.S. large capitalization equities and U.S. government securities. This year, the Fund changed its fiscal year end from December to October in order to facilitate tax-planning on the part of our taxable clients. Stralem Fund declared and paid a dividend on October 31, 2005. As a result, the ten year performance results are reported to you with an additional 10-month stub period.

As you can see from the numbers below, in the ten months ended October 31, 2005, Stralem Equity Fund returned 8.38% before taxes and after fees and expenses vs. the S&P 500 which returned 1.05% over the same period. Stralem Equity Fund outperformed the S&P 500 by 7.33% after fees and expenses. Since inception, Stralem Equity Fund has achieved an average annualized return of 1.72% vs. the S&P 500 which has had a negative average annualized return of (2.14%).

In the ten months ended October 31, 2005, Stralem Balanced Fund returned 0.71% before taxes and after fees and expenses vs. the S&P 500 which returned 1.05% over the same period. This return was more than half (67%) of the return of the S&P 500 Index despite the fact that the Fund maintains approximately 50% of the portfolio in US Treasuries. Over 5 and 10 years respectively, the Balanced Fund has provided an average annual return of 1.61% vs. the S&P return of (2.30)% and of 9.65% vs. the S&P return of 12.07% all the while maintaining approximately half the portfolio in US Treasuries.

RETURNS BEFORE TAXES AND AFTER FEES AND EXPENSES
	10 months ended October 31, 2005	Annualized Returns Ending 12/31/04
		Since Inception 1/18/00	5 YRS	10 YRS
Stralem Equity Fund	8.38%	1.72%	n/a	n/a
Stralem Balanced Fund	0.71%	n/a	1.61%	9.65%

S&P 500 Index	1.05%	-2.14%	-2.30%	12.07%
 PERFORMANCE NOTES: Stralem Fund is advised by and distributed exclusively through Stralem & Company, Inc., an independent, SEC registered investment adviser established in 1966. The performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Portfolios can suffer losses as well as gains. Performance results are calculated on a total return basis, which includes all income from dividends and interest and realized and unrealized gains or losses. Assuming dividends are reinvested, the growth in dollars of an investment in a period can be computed using these rates of return. Performance results for the Stralem Funds are stated after management fees and expenses (net) but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares. Investors are urged to consider each fund’s investment objectives, risks, charges and expenses of the investment company carefully before investing. The Stralem Fund prospectus contains a complete discussion of these factors and other information and should be read carefully before investing. For performance data current to the most recent month end or to receive a prospectus, please call 212-888-8123 collect. The S&P 500 Index is used to indicate the type of investment environment existing during the time periods shown. The S&P 500 Index is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. It is shown with dividends included and reflects no deduction for fees, expenses or taxes.

Page 1of 4

Since inception, January 18, 2000, through October 31, 2005, a $10,000 investment in Stralem Equity Fund would have grown by 18.03% (after fees and expenses) to $11, 803 outperforming a $10,000 investment in the S&P 500 which would have declined by (10.04)% (no fees or expenses) to $8,996:

Stralem EQUITY Fund vs. S&P 500 Index
Growth of $10,000
January 18, 2000 - October 31, 2005

Equity Fund $11,803 S&P 500 Index $8,996
                         * Ten months ended October 31, 2005

                        Source: Stralem
Stralem BALANCED Fund vs. S&P 500 Index
Growth of $10,000
January 1, 1995 - October 31, 2005

S&P 500 Index $31,585 Balanced Fund $25,311
                          * Ten months ended October 31, 2005

                          Source: Stralem

Over the past ten years and ten months, a $10,000 investment in Stralem Balanced Fund, would have grown by 153.11% (after fees and expenses) to $25,311 and achieved 80% of the value of a $10,000 investment in the S&P 500 (no fees or expenses) which would have grown to $ 31,585.

Investment Review and Portfolio Adjustments

Currently, the portfolio is evenly divided between its two Sectors: Up Market and Down Market (or Up Market and Fixed Income in the Balanced Fund). The Up Market sector, the more aggressive portion of the portfolio, is divided into three categories: New Industry, New Product, and Dominant Firm. The Down Market sector, the more defensive side of the portfolio, is divided into two categories: Low Ratio of Price to Cash Flow and High Dividend Yield.

During 2005, the target allocation for the portfolio remained evenly positioned between the Up Market and Down Market (or Fixed Income) sectors. While there was some portfolio turnover, we did not re-allocate the portfolio weightings within or among the categories underlying the two sectors.

Up Market Sector

Overall, during the first ten months of 2005, our Up Market sector out-performed the S&P 500 Index by better than 2:1. We made no changes to the individual stock positions nor to the weighting of either the New Industries or New Products categories. Neither one of these categories provided any positive return as a unit. We did however sell one position and add three positions within the Dominant Firm category. Municipal bond guarantor MBIA was sold in order to move away from what we viewed as a slowing growth business. In its place we bought Emerson Electric and Ingersoll-Rand. These names were added to increase our exposure to the Asian infrastructure build-out. Also added to this category was L-3 Communications.

Down Market Sector

Overall, during the first ten months of 2005, the Down Market sector returned several times the performance of the S&P 500 Index. No reallocations were made across categories but changes were made within the composition of one category: low-price-to-cash-flow. In an effort to diversify both the composite of energy-related companies as well as to diversify the risks associated with investments that have mostly Mid-East exposure, we added two primarily U.S. based natural resources companies in this category. We sold our positions in Kerr McGee and added Devon Energy and Eastman Chemical. We also sold our position in Sara Lee.

Within the Down Market sector of the Balanced Fund, we modestly adjusted and shortened the average maturity of the U.S. Treasury holdings. Our average duration is slightly below 2.5 years.

In summary, our out-performance was driven by the Dominant Firm and the Low Price to Cash Flow categories. The market gained most where we were the most focused and least where we were the least concentrated.

Investment Outlook

We have found that companies continue to innovate and search for ways to constantly improve all phases of operations. While Wall Street remains concerned that the Federal Reserve will tighten too much and send the economy into a recession, we do not have that concern as we do not see levels of inventories from which the economy can recede. Historically, recessions have occurred when inventories get excessive (and costly to carry) or new plants create more capacity than demand (and managers shut down old plants and lay off workers). Today, inventories are fresh and under control and new plants (in this country) are not opening at a rate faster than demand.

Indeed, the U.S. economy is on the move, with the Q3 GDP at a revised 4.3% - the tenth consecutive quarter that U.S. growth has exceeded 3%. This continued resiliency is confirmation that, while many aspects of our relationship with the world around us are indeed worrisome and endlessly debatable; as a result of diversification, resiliency and dynamism, the U.S. is in no imminent danger of abdicating its role as the preeminent economy. The continued preference for holding financial assets over expanding operations, however, is an indication to us that businesses continue to lack confidence in the future profitability of today’s potential investments. Thus, even with sound financials, companies are struggling to sustain market share and not willing to make the investments necessary to grow at this time.

Another consideration weighing on our investment outlook is the continued lack of wage growth at a time of flat to negative savings rates. It is our belief that sustainable growth cannot be built on an indebted consumer, a virtually non-existent savings rate (nor, for that matter, gaping fiscal and trade deficits). With regard to the bond market, while we are in a “rising-rate” environment, the near-flattening of the yield curve is explained by the systemic weaknesses found in other markets.

What we see on the horizon serves to reinforce the defensive posture we currently have in place. As a result, the portfolios are likely to continue to remain approximately evenly split between “Up Market” and “Down Market or Fixed Income”.

Please do not hesitate to contact us with any questions.

Happy Holidays and our Best Wishes for a Happy New Year.

Sincerely,

Philippe E. Baumann
President

Page 4of 4

INDEPENDENT AUDITORS' REPORT

Trustees and Shareholders
Stralem Fund
New York, New York

We have audited (i) the accompanying statements of assets and liabilities, including the portfolio of investments in securities, of Stralem Fund consisting of Stralem Balanced Fund and Stralem Equity Fund as of October 31, 2005, (ii) the related statement of operations for the ten months ended October 31, 2005, the statements of changes in net assets for the ten months ended October 31, 2005 and the year ended December 31, 2004, and the condensed financial information for the ten months ended October 31, 2005 and for each of the four years ended December 31, 2004 of Stralem Balanced Fund and (iii) the related statement of operations for the ten months ended October 31, 2005, the statements of changes in net assets for the ten months ended October 31, 2005 and the year ended December 31, 2004, and the condensed financial information for the ten months ended October 31, 2005 and for each of the four years ended December 31, 2004 of Stralem Equity Fund. These financial statements and condensed financial information are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information enumerated above present fairly, in all material respects, (i) the financial position of each of Stralem Balanced Fund and Stralem Equity Fund constituting Stralem Fund as of October 31, 2005, (ii) the results of operations of Stralem Balanced Fund for the ten months ended October 31, 2005, the changes in its net assets for the ten months ended October 31, 2005 and the year ended December 31, 2004, and its condensed financial information for the ten months ended October 31, 2005 and for each of the four years ended December 31, 2004, (iii) the results of operations of Stralem Equity Fund for the ten months ended October 31, 2005, the changes in its net assets for the ten months ended October 31, 2005 and the year ended December 31, 2004, and its condensed financial information for the ten months ended October 31, 2005 and for each of the four years ended December 31, 2004 all in conformity with standards of the Public Company Accounting Oversight Board (United States).

Eisner LLP

New York, New York
December 2, 2005

STRALEM FUND

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2005

	Stralem Balanced	Stralem Equity
	Fund	Fund
ASSETS
Investments, at fair value
Common stocks (Stralem Balanced Fund cost $26,362,076, Stralem Equity Fund cost $49,727,361)	$34,361,239	$60,122,182
United States Government obligations (Stralem Balanced Fund cost $22,460,313, Stralem Equity Fund cost $1,998,361)	23,750,000	1,998,361
Money market mutual funds	933,630	616,123

	$59,044,869.00	62,736,666

Interest and dividends receivable	420,109	61,381
Cash and other	6,258	12,602

	59,471,236	62,810,649

LIABILITIES
Accrued expenses and accounts payable	61,528	49,809
Advisory and administrative fees payable to adviser	48,637	69,420
Payable for shares reacquired	2,353,984	2,001,145

	2,464,149	2,120,374

Net assets applicable to outstanding shares of beneficial interest	$57,007,087	$60,690,275

Net asset value per share - based on 4,409,212.579 shares (Stralem Balanced Fund) and 537,023.443 shares (Stralem Equity Fund) of beneficial interest outstanding (offering price and redemption price)	$12.93	$113.01

Analysis of net assets:
Paid-in capital	47,305,470	54,125,431
Undistributed ordinary income	405,411	5,016
Net undistributed capital gains (losses)	7,356	(3,834,993)
Net unrealized appreciation	9,288,850	10,394,821

	$57,007,087	$81,479,917.00

STRALEM BALANCED FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES
October 31, 2005

Number of
Shares/Face Value		Fair Value
	Common stocks (58.20%):
	Aerospace/Defense (3.45%):
26,200	L-3 Communications Holdings, Inc	$ 2,038,884
	Electrical Utilities (3.38%):
22,600	Consolidated Edison, Inc	1,028,300
22,200	Progress Energy, Inc	967,698
	Electrical Equipment (3.46%):
29,400	Emerson Electric Co	2,044,770
	Health Care - Equipment (2.54%):
*23,800	Boston Scientific Corp	597,856
15,900	Medtronic Inc	900,894
	Health Care - Managed Care (5.10%):
52,000	UnitedHealth Group, Inc	3,010,280
	Industrial Machinery (3.03%):
47,400	Ingersoll-Rand Co Ltd	1,791,246
	Insurance - Multi-Line (7.38%):
16,700	American International Group, Inc	1,082,160
35,200	Loews Corporation	3,272,896
	Oil & Gas - Integrated (1.71%):
17,700	Chevron Corp.	1,010,139
	Pharmaceuticals (6.63%):
38,900	Abbott Laboratories	1,674,645
27,200	Johnson & Johnson	1,703,264
24,700	Pfizer Incorporated	536,978
	Restaurants (4.66%):
87,100	McDonald’s Corporation	2,752,360
	Retail - Home Improvement (8.34%):
57,900	Home Depot, Inc	2,376,216
41,900	Lowes Companies, Inc	2,546,263
	Semiconductor (2.84%):
71,300	Intel Corp.	1,675,550
	Services - Data Processing (3.23%):
*37,200	Computer Sciences Corp	1,906,500
	Systems Software (2.45%):
56,200	Microsoft Corp.	1,444,340

		$34,361,239.00
	United States Government obligations (40.22%):
	Treasury bonds and notes (40.22%):
2,000,000	February 15, 2006; 5.625%	2,010,000
8,500,000	February 15, 2007; 2.25%	8,276,875
13,000,000	May 15, 2009; 5.50%	13,463,125

		23,750,000

	Money market mutual funds (1.58%):
	Dreyfus NY Muni Cash Management Fund	933,630

	Total Portfolio (cost $49,756,019)	$59,044,869

*Nonincome producing

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
October 31, 2005

Number of
Shares/Face Value		Fair Value
	Common stocks (95.83%):
	Aerospace/Defense (3.35%):
27,000	L-3 Communications Holdings, Inc	$ 2,101,140
	Diversified Chemicals (3.47%):
41,300	Eastman Chemical Co	2,178,988
	Electrical Utilities (13.12%):
38,000	Ameren Corp.	1,998,800
44,400	Consolidated Edison, Inc	2,020,200
47,900	Progress Energy, Inc	2,087,961
60,700	Southern Co.	2,123,893
	Electrical Equipment (3.47%):
31,300	Emerson Electric Co	2,176,915
	Gas Utilities (2.90%):
52,700	KeySpan Corporation	1,821,839
	Health Care - Equipment (2.24%):
*26,150	Boston Scientific Corp	656,888
13,200	Medtronic Inc	747,912
	Health Care - Managed Care (3.82%):
41,400	UnitedHealth Group, Inc	2,396,646
	Household Appliances (4.22%):
33,750	Whirlpool Corp	2,649,375
	Industrial Machinery (3.11%):
51,600	Ingersoll-Rand Co Ltd	1,949,964
	Insurance-Multi-Line (7.70%):
35,300	American International Group, Inc	2,287,440
27,300	Loews Corporation	2,538,354
	Oil & Gas Exploration/Production (6.80%):
21,300	Burlington Resources, Inc	1,538,286
45,200	Devon Energy Corp.	2,729,176
	Oil & Gas Integrated (5.71%):
41,800	Chevron Corp.	2,385,526
15,200	Occidental Petroleum Corp	1,198,976
	Oil & Gas Refining/Marketing (4.92%):
41,400	Sunoco, Inc	3,084,300
	Pharmaceuticals (6.70%):
33,100	Abbott Laboratories	1,424,955
24,550	Johnson & Johnson	1,537,321
57,100	Pfizer Incorporated	1,241,354
	Restaurants (3.39%):
67,400	McDonald’s Corporation	2,129,840
	Retail - Home Improvement (6.45%):
48,800	Home Depot, Inc	2,002,751
33,600	Lowes Companies, Inc	2,041,872
	Semiconductor (2.29%):
61,200	Intel Corp.	1,438,200
	Services - Data Processing (2.79%):
*34,100	Computer Sciences Corp	1,747,625
	Systems Software (2.28%):
55,600	Microsoft Corp.	1,428,920

	carried forward	$ 55,665,417

STRALEM EQUITY FUND

PORTFOLIO OF INVESTMENTS IN SECURITIES (continued)
October 31, 2005

Number of
Shares/Face Value		Fair Value
	Common stocks (continued):
	brought forward	$55,665,417
	Thrift & Mortgage Financing (3.38%):
34,600	Freddie Mac	2,122,710
	Tobacco (3.72%):
31,100	Altria Group, Inc	2,334,055

		60,122,182
	United States Government obligations (3.19%):
	Treasury bills (3.19%):
2,000,000	November 10, 2005	1,998,361

	Money market mutual funds (0.98%):
	Dreyfus NY Muni Cash Management Fund	616,123

	Total Portfolio (cost $52,341,845)	$62,736,666

* Nonincome producing

STRALEM FUND

STATEMENTS OF OPERATIONS
For the Ten Months Ended October 31, 2005

	Stralem Balanced	Stralem Equity
	Fund	Fund
Investment income:
Interest	$1,025,157	$67,598
Dividends	365,991	929,965

	1,391,148	997,563

Expenses:
Investment advisory	491,951	658,772
Legal fees	119,210	116,155
Auditing fees	32,727	35,723
Administration expenses	25,947	46,125
Miscellaneous	14,103	17,212
Insurance	10,528	10,389
Regulatory	7,117	7,117
Directors' fees	4,500	4,500
Taxes	840	433

	706,923	896,426

Net investment income	684,225	101,137

Net realized gain from security transactions	1,438,597	2,031,119
Net (decrease) increase in unrealized appreciation of investments	(1,718,384)	2,657,346

Net (loss) gain on investments	(279,787)	4,688,465

Net increase in net assets resulting from operations	$404,438	$4,789,602

STRALEM FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Stralem Balanced Fund		Stralem Equity Fund

	Ten Months Ended	Year Ended	Ten Months Ended	Year Ended
	October 31,	December 31,	October 31,	December 31,
	2005	2004	2005	2004

Operations:
Net investment income	$684,225	$1,166,993	$101,137	$329,184
Net realized gain from security transactions	1,438,597	5,024,739	2,031,119	923,215
Net (decrease) increase in unrealized
appreciation of investments	(1,718,384)	(2,366,415)	2,657,346	4,844,263

	404,438	3,825,317	4,789,602	6,096,662

Distributions to shareholders:
Investment income	(554,016)	(1,158,630)	(101,873)	(319,650)
Realized gains	(1,435,308)	(5,020,720)	-	-

	(1,989,324)	(6,179,350)	(101,873)	(319,650)

Capital share transactions:
Proceeds from shares sold	3,352,794	10,146,633	12,463,720	10,801,663
Proceeds from reinvestments of dividends	6,487,185	2,029,521	395,012	188,104
Cost of shares redeemed	(8,314,902)	(7,516,311)	(3,882,193)	(2,025,164)

	1,525,077	4,659,843	8,976,539	8,964,603

Increase (decrease) in net assets	(59,809)	2,305,810	13,664,268	14,741,615
Net assets at January 1	57,066,896	54,761,086	47,026,007	32,284,392

Net assets at October 31,	$57,007,087		$60,690,275

Net assets at December 31,		$57,066,896		$47,026,007
Accumulated undistributed net investment
income at end of year	$405,411	$275,202	$5,016	$5,752

Number of trust shares:
Sold	253,505.953	726,080.465	118,421.938	114,687.747
Issued on reinvestment of dividends	492,764.981	147,280.214	3,750.446	2,066.843
Redeemed	(628,273.714)	(525,248.320)	(35,360.021)	(19,708.510)

Net increase in shares outstanding	117,997.220	348,112.359	86,812.363	97,046.080

STRALEM FUND

Note A - Organization

Stralem Balanced Fund (the "Balanced Fund") and Stralem Equity Fund (the "Equity Fund") are separate operating series of Stralem Fund (the "Trust"), a Delaware business trust formed under the laws of the State of Delaware with authority to issue an unlimited number of shares (par value $0.01) of beneficial interest. The Balanced Fund and the Equity Fund are non-diversified, open-ended management investment companies. The Balanced Fund's investment objective is to realize both income and capital appreciation to maximize total return. The Equity Fund's investment objective is long-term capital appreciation.

In 2005, each Fund changed its year end from December 31 to October 31 pursuant to approval of private letter rulings filed by each Fund with the Internal Revenue Service.

Note B - Summary of Significant Accounting Policies

[1]	Security valuation:

Investments in securities are valued at the last reported sales price on the last business day of the period; if there have been no sales for any business day, a security is valued at the last reported sale price. United States Treasury notes are valued at the last reported sale price; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. United States Treasury bills (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value. Call options written are valued at the last reported sales price of the day; if there are no trades in any business day, then they are valued at the average of the last reported bid and asked prices. Securities for which market quotations are not readily available, are valued at fair value by management in accordance with the Trust’s policy and approved by the Board of Trustees.

[2]	Federal income taxes:

Each Fund intends to qualify as a regulated investment company as defined under the Internal Revenue Code and intends to distribute to its shareholders substantially all of its taxable income and capital gains. Therefore only nominal income tax provisions are required.

[3]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

[4]	Other:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis. Dividends to shareholders are recorded on the ex-dividend date.

When an option is written, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated on the expiration date as realized gains from investments.

Distributions to shareholders presented in the Statement of Changes in Net Assets represent their tax character.

STRALEM FUND

NOTES TO FINANCIAL STATEMENTS
October 31, 2005

Note C - related party transactions

The Balanced Fund has an investment advisory agreement with Stralem & Company Incorporated (the "Investment Adviser") that provides for a quarterly fee of .25 of 1% (equivalent to approximately 1% annually) of the average weekly net asset value of the Balanced Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .1875 of 1% for the next $50,000,000 and .125 of 1% thereafter (equivalent to approximately .75 of 1% and .50 of 1%, respectively, annually). In addition, the Balanced Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Balanced Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Balanced Fund. Such reimbursement was limited by the investment advisory agreement to $25,000 per annum through September 30, 2005. Effective October 1, 2005 the Trust entered into a separate administrative agreement with the Investment Adviser as discussed below. The Investment Adviser may also act as broker-dealer to the Balanced Fund. During the ten month period ended October 31, 2005, the Balanced Fund placed all of its brokerage transactions with the Investment Adviser who, in turn, executed these transactions with Pershing LLC, the Trust's custodian. During the ten month period ended October 31, 2005, the Balanced Fund's brokerage commissions amounted to approximately $19,000 of which approximately $4,000 was paid to Pershing LLC and $15,000 was paid to the Investment Adviser.

Through June 30, 2005, the Equity Fund had an investment advisory agreement with the Investment Adviser that provided for a quarterly fee of .375 of 1% (equivalent to approximately 1.50% annually) of the average weekly net asset value of the Equity Fund for the first $100,000,000 of net asset value, decreasing to a quarterly rate of .3125 of 1% for the next $100,000,000 and .25 of 1% thereafter (equivalent to approximately 1.25% and 1%, respectively, annually). The Equity Fund’s investment advisory agreement was amended effective July 1, 2005 and provides for a quarterly fee of .3125 of 1% (equivalent to approximately 1.25% annually) of the average weekly net asset value of the Equity Fund for the first $50,000,000 of net asset value, decreasing to a quarterly rate of .25 of 1% for the next $50,000,000 and .1875 of 1% thereafter (equivalent to approximately 1.00% and .75%, respectively, annually). In addition, the Equity Fund reimburses the Investment Adviser for its expenses attributable to the administration of the Equity Fund, including a proportionate part of the compensation of the employees of the Investment Adviser who perform services, other than investment advisory services, for the Equity Fund. Effective October 1, 2005 the Trust entered into a separate administrative agreement with the Investment Adviser as discussed below.  The Investment Adviser may also act as broker-dealer to the Equity Fund. During the ten month period ended October 31, 2005, the Equity Fund placed substantially all of its brokerage transactions with the Investment Adviser who, in turn, executed these transactions with Pershing LLC, the Trust's custodian. During the ten month period ended October 31, 2005, the Equity Fund's brokerage commissions on trades placed with the Investment Adviser amounted to approximately $23,000 of which $7,000 was paid to Pershing LLC and $16,000 was paid to the Investment Adviser.

At a meeting held on June 8, 2005, the Board of Trustees approved an amended and restated investment advisory agreement for both Funds which was approved by the shareholders of each Fund at a shareholders meeting held on September 12, 2005. The new investment advisory agreement deletes all references to administrative services which are instead contained in a separate administrative services agreement between the Trust and the Investment Adviser.  Under the separate administrative services agreement, effective October 1, 2005, each Fund will pay the Investment Adviser an annual administration fee, payable quarterly, of 0.15% for the first $50 million, 0.125% for the next $50 million and 0.10% over $100 million of the average weekly net assets of each Fund.

Certain officers and a trustee of the Trust are also officers of the Investment Adviser.

STRALEM FUND

Note D - Investment Transactions

	Stralem Balanced	Stralem Equity
	Fund	Fund
[1] Gross unrealized appreciation at October 31, 2005 (Stralem Balanced Fund - cost* $34,460,621 and Stralem Equity Fund -cost* $34,742,685)	$397,805	$2,194,991
Gross unrealized (depreciation) at October 31, 2005 (Stralem Balanced Fund - cost* $14,236,768 and Stralem Equity Fund - cost* $14,984,676)	(983,955)	(1,800,170)

Net unrealized appreciation	$9,413,850	$10,394,821

*U.S. Federal income tax basis

[2]
Purchases**	$	,709,685	$18,867,662
Sales**		14,779,655	9,546,056

**Excluding short-term securities

Note E - Federal Tax Information

At October 31, 2005 the Equity Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expiring
October 31,	Amount

2010	$2,248,613
2011	1,586,380

$3,834,993.00

Note F - Distributions to Shareholders

At October 31, 2005 the components of distributable earnings on a tax basis were as follows:

	Stralem Balanced	Stralem Equity
	Fund	Fund

Undistributed ordinary income	$280,411	$5,016
Net unrealized appreciation	9,413,850	10,394,821
Net undistributed capital gains (losses)	7,356	(3,834,993)

	$9,701,617	$6,564,844

STRALEM FUND

CONDENSED FINANCIAL INFORMATION
(for a share outstanding throughout the period)

	Stralem Balanced Fund						Stralem Equity Fund
	Ten Months Ended October 31,		Year Ended December 31,				Ten Months Ended October 31,		Year Ended December 31,
	2005		2004	2003	2002	2001	2005		2004	2003	2002	2001

Net asset value, beginning of period	$13.30		$13.89	$13.13	$14.27	$15.37	$104.45		$91.41	$77.40	$99.70	$104.80

Income (loss) from investment operations:
Net investment income	.16		.27	.43	.35	.34	.19		.72	.67	.96	.77
Net (losses) gains on securities	(.06)		.58	1.01	(1.13)	(.99)	8.56		13.03	13.99	(22.33)	(5.13)

Total from investment income (loss)	.10		.85	1.44	(.78)	(.65)	8.75		13.75	14.66	(21.37)	(4.36)

Less distributions:
Dividends from net investment income	(.13)		(.27)	(.43)	(.34)	(.34)	(.19)		(.71)	(.65)	(.93)	(.74)
Distributions from capital gains	(.34)		(1.17)	(.25)	(.02)	(.11)	-		-	-	-	-

Total distributions	(.47)		(1.44)	(.68)	(.36)	(.45)	(.19)		(.71)	(.65)	(.93)	(.74)

Net asset value, end of period	$12.93		$13.30	$13.89	$13.13	$14.27	$113.01		$104.45	$91.41	$77.40	$99.70

Total return	.71%	*	6.16%	11.01%	(5.47)%	(4.22)%	8.38%	*	15.05%	18.94%	(21.44)%	(4.16)%

Ratios/supplemental data:
Net assets, end of period (in thousands)	$57,007		$57,067	$54,761	$45,856	$51,130	$60,690		$47,026	$32,284	$26,509	$32,767
Ratio of expenses to average net assets	1.16%	*	1.18%	1.25%	1.18%	1.17%	1.57%	*	1.86%	2.00%	1.79%	1.78%
Ratio of net investment income to average net assets	1.12%	*	1.86%	1.90%	2.30%	2.28%	.18%	*	.81%	.81%	1.03%	.77%
Portfolio turnover rate	16.00%	*	45.00%	21.00%	19.00%	20.00%	18.00%	*	26.00%	25.00%	29.00%	21.00%

* Not annualized.

Note: The returns shown do not reflect the deduction for taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

STRALEM FUND

Percentages are based on each Fund’s total portfolio.

STRALEM FUND

Performance Table: Stralem Balanced Fund		Average Annual Total Returns (for the periods ended December 31, 2004)
	Ten months ended October 31, 2005	Five Years	Ten Years
Return Before Taxes	.71%	1.61%	9.65%
Return After Taxes on Distributions*	-0.20%	0.05%	7.80%
Return After Taxes on Distributions and Sale of Fund Shares*	-0.17%	0.20%	6.18%
S&P 500 Index**	1.05%	-2.30%	12.07%
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
** The S&P 500 Index is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. This is shown with dividends included and reflects no deduction for fees, expenses, or taxes.

Performance Table: Stralem Equity Fund
	Ten months ended October 31, 2005	Average Annual Total Returns (for the period since inception (January 18, 2000) to December 31, 2004)
Return Before Taxes	8.38%	1.72%
Return After Taxes on Distributions*	8.31%	1.37%
Return After Taxes on Distributions and Sale of Fund Shares*	7.07%	1.58%
S&P 500 Index**	1.05%	-2.30%***
* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
** The S&P 500 Index is the Standard & Poor’s Composite Index of 500 Stocks, a widely recognized, unmanaged index of common stock prices. This is shown with dividends included and reflects no deduction for fees, expenses, or taxes.
*** For the five years ended December 31, 2004.

STRALEM FUND

DISCLOSURE OF FUND EXPENSES

Example

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses which are deducted from each funds’ gross income. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs in investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Stralem Balanced Fund	Beginning Account Value 5/1/05	Ending Account Value10/31/05	Expenses Paid During Period *
Actual	$1,000.00	$995.50	$6.97
Hypothetical (5% return before expenses)	$1,000.00	$1,038.40	$7.12

*Expenses are equal to the Fund’s annualized expense ratio of 1.39%, multiplied by the average account value over the period, multiplied by 184/366.

Stralem Equity Fund	Beginning Account Value 5/1/05	Ending Account Value 10/31/05	Expenses Paid During Period *
Actual	$1,000.00	$1,068.10	$9.77
Hypothetical (5% return before expenses)	$1,000.00	$1,034.30	$9.61

 *Expenses are equal to the Fund’s annualized expense ratio of 1.88%, multiplied by the average account value over the period, multiplied by 184/366.

STRALEM FUND

Additional Information

Proxy Voting Policies and Procedures
A description of Stralem Fund’s proxy voting policies and procedures is available, without charge, upon request by calling Stralem collect at 212-888-8123 or on the SEC’s website at http://www.sec.gov. Each Fund’s proxy voting record for the most recent 12-month period ended June 30th is available from the SEC’s website at www.sec.gov or upon request by calling Stralem at the above number.

Quarterly Portfolio Holdings
The Funds’ Form N-Q containing a complete schedule of portfolio holdings for the first and third quarters of each fiscal year is available on the SEC’s website at http://www.sec.gov or is available upon request, without charge, by calling Stralem collect at 212-888-8123.

Householding
The Funds will generally send only one copy of the Prospectus, proxy material, annual report and semi-annual report to shareholders residing at the same “household”. This reduces Fund expenses which benefits all shareholders, minimizes the volume of mail you receive and eliminates duplicates of the same information. If you need additional copies or do not want your mailings to be “householded,” please send us a written request or call us collect at 212-888-8123.

STRALEM FUND

STRALEM FUND

OFFICERS

Philippe E. Baumann, President
Philippe Labaune, Vice President
Adam Abelson, Vice President
Hirschel B. Abelson, Secretary & Treasurer
Joann Paccione, Assistant Treasurer/Secretary/
Chief Compliance Officer

Trustees

Name/Age	Positions Held with Fund	Term of Office and Length of Time Served	Principal Occupation During the Last 5 Years
Philippe Baumann, 75	Trustee and President	32	Executive Vice President and Director of the Investment Adviser.
Kenneth Pearlman, 75	Trustee	32	Retired. Formerly Managing Director of The Evans Partnership (real estate partnership).
Michael Rubin, 64	Trustee	8	Retired
Jean Paul Ruff, 70	Trustee	25	President and Chairman, Hawley Fuel Coal, Inc

Investment Adviser

Stralem & Company, Incorporated
645 Madison Avenue
New York, NY 10022

Office

645 Madison Avenue
New York, NY 10022
Telephone (212) 888-8123
Fax (212) 888-8152

This report is prepared for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors in the Fund unless it is preceded or accompanied by a current prospectus which describes the Fund's objectives, risks, policies, expenses and other important information. Investors are advised to read the prospectus carefully before investing. Past performance is not indicative of future results. Current performance may be lower or higher than the data contained herein. Portfolios can suffer losses as well as gains.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer and to other persons performing similar functions.  See attached Exhibit 10 (a)

(b) The registrant’s code of ethics was amended on October 11, 2005 to update certain definitions and recordkeeping requirements and to delete certain best practices that were no longer applicable because of mandatory pre-clearance of all securities transactions by reporting persons.

(c) There have been no waivers granted from any provisions of the code of ethics.

(d) A copy of the code may be obtained by calling Stralem at 212-888-8123.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Upon careful review of the credentials of the Audit Committee members, the registrant’s Board of Trustees has determined that although the Audit Committee members have sufficient financial expertise to address any issues that are likely to come before the Audit Committee, no one member meets the technical definition of a “financial expert” as defined in Item 3 of Form N-CSR.

After discussion and evaluation of the accounting environment in which the registrant operates, the Audit Committee members determined that it is not essential that the Trust appoint an additional trustee who would qualify as an Audit Committee expert. If the Audit Committee members determine that it is necessary to obtain the advice of an Audit Committee expert, they will consider appointing such a person.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees: The aggregate fees billed are $45,300 for the 2004 calendar year and $40,400 for the ten months ended October 31, 2005 for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)
Audit-Related Fees: The aggregate fees billed by the principal accountant to the registrant are $5,000 for the 2004 calendar and $7,400 for the ten months ended October 31, 2005 for services related to compliance with the Patriot Act, Sarbanes-Oxley and the Board of Trustees annual approval of the Funds’ investment advisory agreements.

(c)
Tax Fees: The aggregate tax fees billed by the principal accountant to the registrant are $10,000 for the 2004 calendar year and $10,000 for the ten months ended October 31, 2005.These fees are for services related to tax planning, compliance and preparation of tax returns for the registrant.

(d)	All Other Fees: None
(e)
(1) Before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. All non-audit services are pre-approved by the audit committee, in accordance with its’ policies and procedures.

(2) All of the services described in each of paragraphs (b) through (c) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employee.
(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser are $29,100 for the fiscal 2004 and $36,700 for the fiscal 2005.

(h)
The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser which did not require pre-approval is compatible with maintaining the auditor’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Registrant has a separately-designated Audit Committee whose members are Kenneth Pearlman, Jean Paul Ruff and Michael Rubin, all independent Trustees.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT
               COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENTCOMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY.

      Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940 (17 CPR 270.30a-3 (c)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

(b)
There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS

(a)(1)	Code of Ethics.

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Stralem Fund

By (Signature and Title) /s/ Philippe E. Baumann
                                           Philippe E. Baumann, President
                                           (Principal Executive Officer)

Date December  22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Hirshel B. Abelson
                                           Hirschel B. Abelson
                                           (Principal Financial Officer)

Date December 22 , 2005

STRALEM FUND

CODE OF ETHICS

WHEREAS, STRALEM FUND (the “Trust”) is a registered investment company under the Investment Company Act of 1940, as amended (the “ICA”); and

WHEREAS, this Code of Ethics applies to all the series of the Trust as set forth in Schedule A hereto; and

WHEREAS, Rule 17j-1 under the ICA requires the Trust, the investment adviser and principal underwriter of the Trust, to adopt a Code of Ethics.

NOW, THEREFORE, the Trust hereby adopts the following amended Code of Ethics as of the 11th day of October, 2005.

DEFINITIONS

For purposes of this Code of Ethics the following terms shall have the meanings set forth below:

(a) “Access Person” means any director1 , officer, general partner or advisory person of the Trust or its investment adviser. However, no access persons of any investment adviser of or principal underwriter for, the Trust who reports his or her securities transactions to such investment adviser or principal underwriter in accordance with Rule 17j-1 of the ICA, shall be deemed an access person of the Trust.

The Chief Compliance Officer of the Trust will maintain a list of all access persons, and will notify each access person that such person is an access person. Once a person has been so identified he or she shall continue to be an access person until otherwise notified by the Chief Compliance Officer provided, however, if such person is an access person solely because he or she is a director of the Trust, such person shall cease to be an access person: (1) if such person is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the ICA (except, as provided by Section V(a), a director who in the ordinary course of fulfilling his official duties as director, should have known that during the 15 day period immediately preceding or after the date of the transaction in a security by the director, such security is or was purchased or sold, or

______________
1 This Code of Ethics in places refers to directors. The definition of “director” in Section 2(a)(12) of the 1940 Act includes any director of a corporation or any person performing similar functions, including “any natural person who is a member of a board of trustees of a management company created as a common-law trust.” For convenience, in this memorandum the term “director” also refers to “trustee,” and the term “board of directors” also refers to “board of trustees.”

considered for purchase or sale by the Trust); or (2) at the time such person ceases to be a director.

(b) “Advisory Person” means

(i) any director, officer, general partner or employee of the Trust, its investment adviser (or of any entity in a control relationship with the Trust, its investment adviser or administrator, as defined in (d) hereof) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information (other than publicly available information) regarding the purchase or sale of a Covered Security by the Trust or whose functions relate to the making of any recommendations with respect to such purchases or sales; and

(ii) any natural person directly or indirectly owning, controlling, or holding with power to vote, 25% or more of the outstanding voting securities of any of the Trust or its investment adviser who obtains information (other than publicly available information) concerning recommendations made by the Trust or its investment adviser with regard to the purchase or sale of a Covered Security.

(c) “Affiliated Persons” or “Affiliates” means

(i) any employee or access person of the Trust and any member of the immediate family (defined as spouse, child, mother, father, brother, sister, in-law or any other relative) of any such person who lives in the same household as such person or who is financially dependent upon such person;

(ii) any account for which any of the persons described in (c)(i) hereof is a custodian, trustee or otherwise acting in a fiduciary capacity, or with respect to which any such person either has the authority to make investment decisions or from time to time gives investment advice; and

(iii) any partnership, corporation, joint venture, trust or other entity in which any employee of the Trust or access person of the Trust directly or indirectly, in the aggregate, has a 10% or more beneficial interest or for which any such person is a general partner or an executive officer.

(d) “Beneficial ownership of a security” by any person includes securities held by: (a) a spouse, minor children or relatives who share the same home with such person; (b) an estate for such person’s benefit; (c) a trust, of which (i) such person is a trustee or such person or members of such person’s immediate family have a vested interest in the income or corpus of the trust, or (ii) such person owns a vested beneficial interest, or (iii) such person is the settlor and such person has the power to revoke the trust without the consent of all the beneficiaries; (d) a partnership in which such person is a partner; (e) a corporation (other than with respect to treasury shares of the corporation) of which such person is an officer, director or 10% stockholder; (f) any other person if, by reason of contract, understanding, relationship, agreement or other arrangement, such person obtains therefrom benefits substantially equivalent to those of ownership; or (g)

such person’s spouse or minor children or any other person, if, even though such person does not obtain therefrom the above-mentioned benefits of ownership, such person can vest or revest title in himself at once or at some future time. A beneficial owner of a security also includes any person who, directly or indirectly, through any contract, arrangement, understanding, relationship or otherwise, has or shares voting power and/or investment power with respect to such security. Voting power includes the power to vote, or to direct the voting of such security, and investment power includes the power to dispose, or to direct the disposition of such security. A person is the beneficial owner of a security if he has the right to acquire beneficial ownership of such security at any time within sixty (60) days.

(e) “Control” means the power to exercise a controlling influence over the management or policies of a corporation. Any person who owns beneficially, either directly or through one or more controlled corporations, more than 25% of the voting securities of a corporation shall be presumed to control such corporation.

(f) “Covered Security” means any note, stock, treasury stock, bond, debenture, evidence of indebtedness, certificate of interest or participation in any profit-sharing agreement, collateral-trust certificate, preorganization certificate or subscription, transferable share, investment contract, voting trust certificate, certificate of deposit for a security, Exchange Traded Fund, fractional undivided interest in oil, gas, or other mineral rights, or, in general, any interest or instrument commonly known as a “security”, or any certificate of interest or participation in, temporary or interim certificate for, receipt for, guarantee of, or warrant or right to subscribe to or purchase, any of the foregoing; provided, however, that “security” shall not mean securities issued or guaranteed by the Government of the United States, its agencies or instrumentalities, bankers’ acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments including repurchase agreements and shares of registered open-end investment companies.

(g) “Covered Security held or to be acquired” by the Trust means any security which, within the most recent fifteen (15) days, (i) is or has been held by the Trust, or (ii) is being or has been considered by the Trust or its investment adviser for purchase by the Trust.

(h) “Initial Public Offering” means an offering of securities registered under the Securities Act of 1933 [15 U.S.C. 77a et seq.], the issuer of which, immediately before the registration, was not subject to the reporting requirements of sections 13 or 15(d) of the Securities Exchange Act of 1934 [15 U.S.C. 78m or 78o(d)].

(i) “Limited Offering” means an offering that is exempt from registration under the Securities Act of 1933 pursuant to section 4(2) or section 4(6) [15 U.S.C. 77d(2) or 77d(6)] or pursuant to rule 504, rule 505, or rule 506 [17 CFR 230.504, 230.505, or 230.506] under the Securities Act of 1933.

(j) “Purchase or sale of a security” includes the writing of an option to purchase or sell a security.

I.  COMPLIANCE WITH GOVERNING LAWS,
 REGULATIONS AND PROCEDURES

All employees shall have and maintain knowledge of and shall comply strictly with all applicable Federal and state laws and all rules and regulations of any governmental agency or self-regulatory organization governing his or her activities.

Each employee will be given a copy of the Code of Ethics at the time of his or her employment and must submit a statement at least annually that he or she has reviewed the Code of Ethics.

All employees shall comply strictly with procedures established by the Trust to ensure compliance with applicable Federal and state laws and regulations of governmental agencies and self-regulatory organizations. The employees shall not knowingly participate in, assist, or condone any acts in violation of any statute or regulation governing securities matters, nor any act which would violate any provision of this Code of Ethics, or any rules adopted thereunder.

Each employee having supervisory responsibility shall exercise reasonable supervision over employees subject to his or her control, with a view to preventing any violation by such persons of applicable statutes or regulations, the Trust procedures or the provisions of the Code of Ethics.

Any employee encountering evidence that acts in violation of applicable statutes or regulations or provisions of the Code of Ethics have occurred shall report such evidence to the Board of Trustees of the Trust.

II.    CONFIDENTIALITY OF TRANSACTIONS

Information relating to the Trust’s portfolio and research and studies activities is confidential until publicly available. Whenever statistical information or research is supplied to or requested by the Trust such information must not be disclosed to any persons other than persons designated by the President or the Board of Trustees of the Trust. If the Trust is considering a particular purchase or sale of a security, this must not be disclosed except to such duly authorized persons.

Any employee authorized to place orders for the purchase or sale of securities on behalf of the Trust shall take all steps reasonably necessary to provide that all brokerage orders for the purchase and sale of securities for the account of the Trust will be so executed as to ensure that the nature of the transactions shall be kept confidential until the information is reported to the Securities and Exchange Commission and/or the Trust shareholders in the normal course of business.

If any employee of the Trust or access person should obtain information concerning the Trust’s portfolio (including, the consideration by the Trust of acquiring, or recommending any security for the Trust’s portfolio), whether in the course of such person’s duties or otherwise, such person shall respect the confidential nature of this information and shall not divulge it to anyone unless it is properly part of such person’s services to the Trust to do so or such person is specifically authorized to do so by the President of the Trust.

III.     ETHICAL STANDARDS

Every employee, in making any investment recommendation or taking any investment action, shall exercise diligence and thoroughness, and shall have a reasonable and adequate basis for any such recommendations or action.

No employee shall undertake independent practice for compensation in competition with the Trust.

The employees of the Trust and access persons and their respective affiliates, shall conduct themselves in a manner consistent with the highest ethical standards. They shall avoid any action, whether for personal profit or otherwise, that results in an actual or potential conflict of interest, or the appearance of a conflict of interest, with the Trust or which may be otherwise detrimental to the interests of the Trust.

An employee having discretion as to the selection of broker-dealers to execute securities transactions for the Trust shall select broker-dealers solely on the basis of the services provided directly or indirectly by such broker-dealers to the Trust. An employee shall not, directly or indirectly, receive a fee or commission from any source in connection with the sale or purchase of any security for the Trust.

Every employee or access person of the Trust who owns beneficially, directly or indirectly, 1/2% or more of the stock of any corporation is required to report such holdings to the President of the Trust.

In addition, the Trust shall take all actions reasonably calculated to ensure that they engage broker-dealers to transact business with the Trust whose partners, officers and employees, and their respective affiliates, will conduct themselves in a manner consistent with the provisions of this Section III.

Conflicts of interest generally result from a situation in which an individual has personal interests in a matter that is or may be competitive with his responsibilities to another person or entity (such as the Trust) or where an individual has or may have competing obligations or responsibilities to two or more persons or entities. In the case of the relationship between the Trust on the one hand, and its employees and access persons and their respective affiliates, on the other hand, such conflicts may result from the purchase or sale of securities for the account of the Trust and for the account of any affiliated person or from the purchase or sale for the account of the Trust of securities in which an access person or employee of the Trust, or his or her affiliates, has an interest. In these cases, all potential or actual conflicts must be disclosed and the first preference and priority must be to avoid such conflicts of interest wherever possible and, where they unavoidably occur, to resolve them in a manner not disadvantageous to the client.

IV.     ACTIVITIES AND TRANSACTIONS OF ACCESS PERSONS

(a) No access person shall recommend to, or cause or attempt to cause, the Trust to acquire, dispose of, or hold any security (including, any option, warrant or other right or interest relating to such security) which such access person or an affiliate of such access person has direct or indirect beneficial ownership unless the access person shall first disclose in writing to the President of the Trust all facts reasonably necessary to identify the nature of the ownership of such access person or his or her affiliate in such security.

(b) No access person or affiliate of an access person shall engage in a purchase or sale of a security held or to be acquired by the Trust (other than on behalf of the Trust) without first obtaining the written authorization of the President of the Trust or his designee. Such transactions shall not be authorized by the President of the Trust or his designee, unless he shall determine, in his discretion, that such transactions are not disadvantageous to the Trust. The President of the Trust shall not engage in any transactions without first obtaining the written authorization of the Treasurer of the Trust or his designee.

(c) If, in compliance with the limitations and procedures set forth in this Section IV, any access person or an affiliate of such person shall engage in a purchase or sale of a security held or to be acquired by the Trust, first preference and priority must be given to any transactions which involve the Trust, and the Trust must have the benefit of the best price obtainable on acquisition and the best price obtainable on disposition of such securities.

(d) No access person shall acquire an unregistered security issued in a private placement or an initial public offering without the prior written approval of the President of the Trust or his designee. Under normal circumstances, such approval will not be withheld if the access person demonstrates in writing that: (1) the investment is not suitable for the Trust; (2) the investment opportunity was unique to the individual circumstances of the access person; (3) the investment did not involve employment with Stralem & Company Incorporated as a consideration by the offeree; and (4) no overreaching would or could occur. An access person who has been authorized to acquire securities in a private placement must disclose such investment to the President of the Trust when such access person plays a part in any subsequent consideration of any investment in the issuer by the Trust. The decision to purchase securities of the issuer for the Trust shall be subject to an independent review by the President of the Trust.

(e) If, as a result of fiduciary obligations to other persons or entities, an access person believes that such person or an affiliate of such person is unable to comply with certain provisions of the Code, such access person shall so advise the President of the Trust in writing, setting forth with reasonable specificity the nature of such fiduciary obligations and the reasons why such access person believes such person is unable to comply with any such provisions. The President of the Trust or his designee may, in his discretion, exempt such access person or an affiliate of such person from any such provisions, if the President of the Trust shall determine that the services of such access person are valuable to the Trust and the failure to grant such exemption is likely to cause such access person to be unable to render services to the Trust. Any access person granted an exemption (including, an exception for an affiliate of such person), pursuant to this Section IV(i) shall, within three business days after engaging in a purchase or sale of a security held or to be acquired by a client, furnish the President of the Trust with a written report concerning such transaction, setting forth the information specified in Section V(b) hereof.

V.    REPORTING PROCEDURES

(a) Except as provided by Section V(c) hereof, every access person shall report to the President of the Trust the information described in Section V(b) hereof with respect to transactions in any security in which such access person has, or by reason of such transaction acquires, any direct or indirect beneficial ownership in the security (whether or not such security is a security held or to be acquired by a client); provided, however, that any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he has any direct or indirect beneficial ownership in the security to which the report relates; and, provided, however, that no report is required if such person is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the ICA, and would be required to make such report solely by reason of being a director and except where such director knew or, in the ordinary course of fulfilling his official duties as a director of the Trust should have known that during the 15-day period immediately preceding or after the date of the transaction in a security by the director, such security is or was purchased or sold, or considered for purchase or sale by the Trust.

(b) Initial Certification. Each access person shall submit an initial report in the form attached hereto to the President of the Trust no later than ten days after becoming an access person.

(c) Quarterly Transaction Reports. Each access person shall submit to the President of the Trust a Securities Transaction Report in the form attached hereto, no later than thirty days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

    (i) The date of transaction, the title and the number of shares, and the principal amount of each security involved;

(ii) The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

(iii) The price at which the transaction was effected; and

(iv) The name of the broker, dealer or bank with or through whom the transaction was effected.

(d) Annual Holdings Report. Each access person shall submit to the President of the Trustr annually (as of December 31) an Annual Asset Certification in the form attached hereto listing all holdings of covered securities in which he or she has a direct or indirect beneficial ownership interest. This information must be current as of a date no more than 45 days before the report is submitted. In the event that no securities are held as of December 31, the report should specify that securities were not held as of such date. This report should include book entry shares held at companies, broker/dealers, investment advisers or other institutions and physically issued certificates held in a safe deposit box, at one’s home, or in the trust department of a bank or trust company.

(e) Notwithstanding the provisions of Sections V(a) (b) (c) and (d) hereof, no person shall be required to make a report with respect to transactions effected for any account over which such person does not have any direct or indirect influence or control.

(f) An access person need not make a quarterly transaction report if the report would duplicate information contained in broker trade confirmations or account statements received by the Trust or the Adviser with respect to that access person, if all of the information required to be contained in the Quarterly Transactions Report is contained in such broker trade confirmations or account statements that are received within thirty days after the end of the calendar quarter.

VI.    REVIEW PROCEDURES

A. The reports submitted by access persons pursuant to Section IV. hereof shall be reviewed at least quarterly by the President of the
      Trust, or such other persons or committees as shall be designated by the President of the Trust, in order to monitor compliance with this Code of Ethics. The President shall report all failures to comply with this Code of Ethics to the Chief Compliance Officer of the
     Trust who will inform the Board of Trustees of the Trust.

B. If it is determined by the Chief Compliance Officer or the Board of Trustees of the Trust that a violation of this Code of Ethics has occurred and that the person violating this Code of Ethics has purchased or sold a Covered Security at a more advantageous price than that obtained by the Trust, such person shall be required to offer to sell to or purchase from the Trust, as the case may be, such security at the more advantageous price. If this cannot be consummated, then the President of the Trust or the Board of Trustees of the Trust shall take such other course of action as it may deem appropriate. With respect to any violation of this Code of Ethics, the
     President of the Trust or the Board of Trustees of the Trust may take any preventive, remedial or other action that it may deem appropriate. In determining whether or not there has been, or may be, a conflict of interest between the Trust and any person subject to this Code of Ethics, the President or the Board of Trustees of the Trust shall consider all of the relevant facts and circumstances.

C. At least annually, the Chief Compliance Officer shall furnish to the Board of Trustees a written report that:

Describes any issues arising under this Code of Ethics or procedures adopted hereunder, including but not limited to, any information about material violations of this Code of Ethics, procedures adopted hereunder, and sanctions imposed in response to such material violations; and

Certifies that the Trust has adopted procedures reasonably necessary to prevent access persons from violating this Code of Ethics.

D. The records created and maintained under this Code of Ethics shall be maintained as follows:

A copy of each Code of Ethics for the Trust, in effect at any time in the last five years, must be maintained in an easily accessible place.

A copy of any records of violations of the Code of Ethics or any action taken as a result of a violation must be maintained in an easily accessible place for five years after the end of the fiscal year in which the violation occurs.

All Initial Holdings Reports, Quarterly Transactions Reports and Annual Holdings Reports from access persons, and all reports to the Trust shall be maintained for at least five years after the end of the fiscal year in which the report was made, the first two years in an easily accessible place.

A record of all persons currently or within the past five years who are or were required to make reports and persons designated to review the reports required under this Code of Ethics shall be maintained in an easily accessible place for at least five years.

All approvals of the purchase of securities in an Initial Public Offering or Limited Offering shall be maintained for at least five years after the end of the fiscal year in which the approval is granted.

SCHEDULE A

Series of Stralem Fund:

1. Stralem Balanced Fund
2. Stralem Equity Fund

(Privileged And Confidential Information)

STRALEM FUND

CODE OF ETHICS

INITIAL/ ANNUAL ACKNOWLEDGMENT FORM FOR ACCESS PERSONS

I have read Stralem Fund’s Code of Ethics. I understand the requirements thereof and recognize that I am subject to the Code of Ethics, and except as otherwise disclosed to the Chief Compliance Officer, I certify that I have, to date, complied with, and will continue to comply with, such requirements. I understand that any violation of the Code of Ethics may lead to sanctions or other significant remedial action.

In addition, I have reported or disclosed all personal securities transactions required to be reported or disclosed pursuant to the requirements of the Code of Ethics. I have reported to the President of the Trust all additions and/or deletions of accounts for reportable securities for which I have direct or indirect beneficial ownership held at broker/dealers, companies or other institutions.

I understand that that I am prohibited from acquiring any securities in a private placement or IPO without prior written approval and that all securities transactions require written pre-clearance by the President of the Trust.

Print Name

Signature

Date

Listed below are the directorships/trusteeships that I currently hold:
______________________________________________________________________________
______________________________________________________________________________
______________________________________________________________________________
______________________________________________________________________________
______________________________________________________________________________

STRALEM FUND

CODE OF ETHICS

INITIAL/ ANNUAL ACKNOWLEDGMENT FORM FOR PERSONS WHO ARE NOT ACCESS PERSONS

 I have read Stralem Fund’s Code of Ethics and I understand the requirements thereof. I acknowledge that the Chief Compliance Officer has determined that I am not an access person as defined in the Code of Ethics, and therefore I am not subject to the reporting requirements contained therein until otherwise notified by the Chief Compliance Officer.

Print Name

Signature

Date

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Philippe E. Baumann, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):
a)
all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: December  22, 2005

/s/ Philippe E. Baumann
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION

Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 I, Hirschel B. Abelson, certify that:

1. I have reviewed this report on Form N-CSR of Stralem Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) for the registrant and have:

a)
Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)
Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)
Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)
Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial report; and

5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of trustees (or persons performing the equivalent functions):
a)
all significant deficiencies in the design or operation of internal controls which could adversely affect the registrant's ability to record, process, summarize, and report financial data and have identified for the registrant's auditors any material weaknesses in internal controls; and

b)	any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls; and

6. The registrant's other certifying officers and I have indicated in this report whether or not there were significant changes in internal controls or in other factors that could significantly affect internal controls subsequent to the date of our most recent evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Date: December 22, 2005

/s/ Hirschel B. Abelson
Hirschel B. Abelson
Principal Financial Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

The undersigned, the President of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the ten months ended October 31, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: December  22, 2005

/s/ Philippe E. Baumann
Philippe E. Baumann
Principal Executive Officer

CERTIFICATION
Pursuant to Section 906
of the Sarbanes-Oxley Act of 2002

The undersigned, the Chief Financial Officer of Stralem Fund (the "Funds"), with respect to the Form N-CSR for the ten months ended October 31, 2005 as filed with the Securities and Exchange Commission, hereby certifies, pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, that:

1. such Form N-CSR fully complies with the requirements of section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2. the information contained in such Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Funds.

Dated: December  22, 2005

/s/ Hirschel B. Abelson
Hirschel B. Abelson
Principal Financial Officer